Derivative Financial Instruments - Summary of Remaining Term to Maturity of Notional Amounts of Bank's Derivative Financial Instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of financial assets [line items]
Notional amount	$ 5,334,215	$ 4,547,246
Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	4,124,101	3,375,651
Interest rate contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount	127,595	161,590
Interest rate contracts [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amount	330,433	330,061
Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	3,598,399	2,803,343
Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	33,019	39,664
Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	34,655	40,993
Foreign exchange and gold contracts [member]
Disclosure of financial assets [line items]
Notional amount	956,367	945,198
Foreign exchange and gold contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount	7,476	32,452
Foreign exchange and gold contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	397,994	384,867
Foreign exchange and gold contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	42,545	39,116
Foreign exchange and gold contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	41,804	40,028
Foreign exchange and gold contracts [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amount	466,548	448,735
Other derivative contracts [member]
Disclosure of financial assets [line items]
Notional amount	253,747	226,397
Other derivative contracts [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amount	123,305	101,390
Other derivative contracts [member] | Credit Derivative [member]
Disclosure of financial assets [line items]
Notional amount	29,866	37,592
Other derivative contracts [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amount	100,576	87,415
Within one year [member]
Disclosure of financial assets [line items]
Notional amount	2,406,758	2,050,839
Within one year [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,627,425	1,331,716
Within one year [member] | Interest rate contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount	72,068	62,152
Within one year [member] | Interest rate contracts [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amount	227,761	282,062
Within one year [member] | Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	1,316,741	971,003
Within one year [member] | Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	6,644	10,690
Within one year [member] | Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	4,211	5,809
Within one year [member] | Foreign exchange and gold contracts [member]
Disclosure of financial assets [line items]
Notional amount	611,652	576,638
Within one year [member] | Foreign exchange and gold contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount	3,005	4,810
Within one year [member] | Foreign exchange and gold contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	90,987	96,767
Within one year [member] | Foreign exchange and gold contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	39,505	36,291
Within one year [member] | Foreign exchange and gold contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	39,395	37,309
Within one year [member] | Foreign exchange and gold contracts [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amount	438,760	401,461
Within one year [member] | Other derivative contracts [member]
Disclosure of financial assets [line items]
Notional amount	167,681	142,485
Within one year [member] | Other derivative contracts [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amount	84,333	73,983
Within one year [member] | Other derivative contracts [member] | Credit Derivative [member]
Disclosure of financial assets [line items]
Notional amount	13,056	18,249
Within one year [member] | Other derivative contracts [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amount	70,292	50,253
One to 5 years [member]
Disclosure of financial assets [line items]
Notional amount	1,954,040	1,704,770
One to 5 years [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,644,519	1,359,988
One to 5 years [member] | Interest rate contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount	55,519	98,731
One to 5 years [member] | Interest rate contracts [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amount	92,717	47,999
One to 5 years [member] | Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	1,448,580	1,172,422
One to 5 years [member] | Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	22,985	17,036
One to 5 years [member] | Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	24,718	23,800
One to 5 years [member] | Foreign exchange and gold contracts [member]
Disclosure of financial assets [line items]
Notional amount	230,875	265,975
One to 5 years [member] | Foreign exchange and gold contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount	4,100	27,474
One to 5 years [member] | Foreign exchange and gold contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	195,484	185,747
One to 5 years [member] | Foreign exchange and gold contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	2,851	2,825
One to 5 years [member] | Foreign exchange and gold contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	2,199	2,719
One to 5 years [member] | Foreign exchange and gold contracts [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amount	26,241	47,210
One to 5 years [member] | Other derivative contracts [member]
Disclosure of financial assets [line items]
Notional amount	78,646	78,807
One to 5 years [member] | Other derivative contracts [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amount	34,890	26,514
One to 5 years [member] | Other derivative contracts [member] | Credit Derivative [member]
Disclosure of financial assets [line items]
Notional amount	13,798	15,272
One to 5 years [member] | Other derivative contracts [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amount	29,958	37,021
Over 5 years [member]
Disclosure of financial assets [line items]
Notional amount	973,417	791,637
Over 5 years [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	852,157	683,947
Over 5 years [member] | Interest rate contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount	8	707
Over 5 years [member] | Interest rate contracts [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amount	9,955
Over 5 years [member] | Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	833,078	659,918
Over 5 years [member] | Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	3,390	11,938
Over 5 years [member] | Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	5,726	11,384
Over 5 years [member] | Foreign exchange and gold contracts [member]
Disclosure of financial assets [line items]
Notional amount	113,840	102,585
Over 5 years [member] | Foreign exchange and gold contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount	371	168
Over 5 years [member] | Foreign exchange and gold contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	111,523	102,353
Over 5 years [member] | Foreign exchange and gold contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	189
Over 5 years [member] | Foreign exchange and gold contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	210
Over 5 years [member] | Foreign exchange and gold contracts [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amount	1,547	64
Over 5 years [member] | Other derivative contracts [member]
Disclosure of financial assets [line items]
Notional amount	7,420	5,105
Over 5 years [member] | Other derivative contracts [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amount	4,082	893
Over 5 years [member] | Other derivative contracts [member] | Credit Derivative [member]
Disclosure of financial assets [line items]
Notional amount	3,012	4,071
Over 5 years [member] | Other derivative contracts [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amount	$ 326	$ 141